Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows From Operating Activities:
Net loss	$ (1,146,096)	$ (603,084)	$ (5,167,569)	$ (3,122,557)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs and discounts		53,722	53,722	239,789
Change in fair value of derivative liabilities		6,312	6,312	17,087
Gain on extinguishment of debt		(326,345)	(326,345)	194,537
Stock-based compensation	345,396		496,864
Shares issued in exchange for services			250,000
Changes in operating assets and liabilities:
Prepaid expenses	88,282	(468,321)
Accounts payable - trade	(140,781)	(688,124)	496,910	1,080,744
Accrued expenses	256,901	(268,226)	(453,445)	851,311
Accrued interest - related party		(4,746)
Accrued interest		18,936	14,190	101,260
Prepaid expenses and other current assets			(148,531)	(11,454)
Net Cash Used In Operating Activities	(596,298)	(2,279,876)	(4,777,892)	(649,283)
Cash Flows From Financing Activities:
Repayment of financing liability	(92,407)
Repayment of notes payable- related party		(275,000)	(275,000)
Proceeds from issuance of common stock in private placement	652,000
Proceeds from issuance of common stock and warrants in private placement		6,161,505	7,161,504
Payment of issuance costs related to private placement	(121,160)	(1,266,485)	(1,683,523)	(193,876)
Proceeds from issuance of convertible notes payable				1,000,000
Payment of debt issuance costs				(127,510)
Net Cash Provided By Financing Activities	438,433	4,620,020	5,202,981	678,614
Net (Decrease) Increase In Cash and Cash Equivalents	(157,865)	2,340,144	425,089	29,331
Cash and Cash Equivalents - Beginning of Period	459,174	34,085	34,085	4,754
Cash and Cash Equivalents - End of Period	301,309	2,374,229	459,174	34,085
Cash paid for:
Interest	1,943	9,584	9,584
Income taxes
Non-cash investing and financing activities:
Recapitalization of Unite Acquisition 1 Corp. accumulated deficit at time of the exchange		(279,746)	(279,746)
Common stock cancelled at the time of the exchange		175	175
Convertible notes and accrued interest converted into common stock		1,653,811	1,653,811
Forgiveness of accrued consulting fees by related parties		345,900	$ 345,900
Accrual of equity issuance costs	16,315
Financing of Director and Officer insurance policy	$ 333,105